Reserves for unpaid losses and loss adjustment expenses - Reserve Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of the loss and LAE reserve activities
Gross beginning balance	$ 2,331.5	$ 2,016.7	$ 1,898.5
Less beginning reinsurance recoverable on unpaid losses	(410.3)	(350.2)	(319.7)
Net loss and LAE reserve balance	1,921.2	1,666.5	1,578.8
Loss and LAE reserves acquired	0.0	0.0	0.2
Losses and LAE incurred relating to:
Current year losses	1,273.0	1,066.5	907.3
Prior years losses	16.7	103.8	(7.3)
Total net incurred losses and LAE	1,289.7	1,170.3	900.0
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1
Foreign currency translation adjustment to net loss and LAE reserves	44.4	(4.4)	(20.9)
Loss and LAE paid relating to:
Current year losses	251.3	251.3	251.4
Prior years losses	682.3	660.0	540.3
Total loss and LAE payments	933.6	911.3	791.7
Net ending balance	2,321.8	1,921.2	1,666.5
Plus ending reinsurance recoverable on unpaid losses	456.1	410.3	350.2
Gross ending balance	$ 2,777.9	$ 2,331.5	$ 2,016.7